Subsequent Events - Additional Information (Detail) - USD ($)	1 Months Ended	9 Months Ended	12 Months Ended
	Feb. 12, 2015	Sep. 30, 2015	Dec. 31, 2014	Dec. 11, 2015	Nov. 03, 2015	Oct. 15, 2015	Jun. 02, 2015	Mar. 31, 2015	Feb. 28, 2015	Oct. 31, 2014	Jul. 31, 2014	Dec. 31, 2013
Subsequent Event [Line Items]
Warrants issued		17,441,966
Common stock, par value		$ 0.0001	$ 0.0001									$ 0.0001
Common stock, shares authorized		200,000,000	200,000,000				200,000,000	50,000,000		50,000,000	1,800,000,000	700,000,000
Scenario, Previously Reported
Subsequent Event [Line Items]
Common stock, par value		$ 0.001
Common stock, shares authorized			50,000,000
Loan Agreement
Subsequent Event [Line Items]
Debt instrument, amount									$ 250,000
Debt instrument, interest rate									12.00%
Debt instrument, maturity date description		The loan had an interest rate of twelve percent (12%) per year and matured the earlier of (i) 90 days from the date of the loan agreement, or (ii) five days after the closing of a registered public offering of securities of the Company.	The loan bears interest at a rate of twelve percent (12%) per year and has a maturity date of the earlier of (i) 90 days from the date of the loan agreement or (ii) five days after the closing of a registered public offering of securities of the Company.
Series A Warrant
Subsequent Event [Line Items]
Warrants issued		248,418
Series B Warrant
Subsequent Event [Line Items]
Warrants issued		1,074,082
Subsequent Event
Subsequent Event [Line Items]
Common stock, par value				$ 0.0001	$ 0.001
Common stock, shares authorized					950,000,000
Subsequent Event | Scenario, Previously Reported
Subsequent Event [Line Items]
Common stock, par value				$ 0.001
Subsequent Event | Loan Agreement
Subsequent Event [Line Items]
Debt instrument, amount	$ 250,000
Debt instrument, interest rate	12.00%
Termination fee, percentage	5.00%
Subsequent Event | Loan Agreement | Date of the loan agreement
Subsequent Event [Line Items]
Debt instrument, maturity term	90 days
Subsequent Event | Loan Agreement | After the closing of a registered public offering of securities
Subsequent Event [Line Items]
Debt instrument, maturity term	5 days
Subsequent Event | Reverse Stock Split Of Common Stock [Member]
Subsequent Event [Line Items]
Common stock, par value					$ 0.001
Subsequent Event | Series A Warrant
Subsequent Event [Line Items]
Warrants issued						248,418
Subsequent Event | Series B Warrant
Subsequent Event [Line Items]
Warrants issued						0